Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Short-term employee benefits	$ 8,654	$ 8,470
Post-employment benefits	777	594
Long-term share-based awards	6,110	5,479
Total key management personnel compensation	$ 15,541	$ 14,543